As filed with the Securities and Exchange             Registration No. 333-89953
Commission on December 29, 2000

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

--------------------------------------------------------------------------------

                                    FORM S-6
                        POST-EFFECTIVE AMENDMENT NO. 1 TO
                             REGISTRATION STATEMENT
                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2
--------------------------------------------------------------------------------

       Variable Life Account C of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06l56

        Depositor's Telephone Number, including Area Code: (860) 273-4686

--------------------------------------------------------------------------------


                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06l56
                (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

  X     immediately upon filing pursuant to paragraph (b) of Rule 485
------
        on __________________ pursuant to paragraph (b) of Rule 485
------
        this post-effective amendment designates a new effective date for a previously filed post-effective amendment
------

                             VARIABLE LIFE ACCOUNT C
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

                              CROSS REFERENCE SHEET


N-8B-2
Item No.    Part I - Prospectus
1           Cover Page; The Separate Account; The Company and Management, as
            amended

2 Cover Page; The Separate Account; The Company and Management, as amended

3           Not Applicable

4           Distribution of the Certificates

5           The Separate Account; The Company and Management, as amended

6           The Separate Account; The Company and Management, as amended

7           Not Applicable

8           Not Applicable

9           Additional Information - Legal Matters and Proceedings, as amended

10          The Separate Account; Certificate Rights; Certificate Choices; Additional
            Information; Miscellaneous Certificate Provisions; Termination or Change in
            Coverage; Allocation of Premiums - Fund Additions, Deletions or
            Substitutions

11          Allocation of Premiums - The Funds

12          Allocation of Premiums - The Funds

13          Charges & Fees

14          Certificate Choices

15          Allocation of Premiums; Certificate Choices; Certificate Values

16          The Separate Account; Allocation of Premiums - The Funds; Certificate
            Values

17          Certificate Rights

18          The Separate Account

19          Additional Information - Reports to Owners

20          Not Applicable

21          Certificate Rights - Certificate Loans


N-8B-2
Item No.    Part I - Prospectus

22          Not Applicable

23          The Company and Management, as amended

24          Not Applicable

25          The Company and Management, as amended

26          Not Applicable

27          The Company and Management, as amended

28          The Company and Management, as amended

29          The Company and Management, as amended

30          Not Applicable

31          Not Applicable

32          Not Applicable

33          Not Applicable

34          Not Applicable

35          Additional Information - State Regulation

36          Not Applicable

37          Not Applicable

38          Additional Information - Distribution of the Certificates

39          The Company and Management, as amended

40          Not Applicable

41          The Company and Management, as amended

42          Not Applicable

43          Not Applicable

44          Charges & Fees; Certificate Values

45          Not Applicable

46          The Separate Account; Certificate Values

47          Not Applicable

48          Not Applicable

49          Not Applicable

50          The Separate Account

51          Cover Page; Certificate Choices


N-8B-2
Item No.    Part I - Prospectus

52          Allocation of Premiums - Fund Additions, Deletions or Substitutions;
            Termination or Change in Coverage

53          Tax Matters

54          Not Applicable

55          Not Applicable

56          Not Applicable

57          Not Applicable

58          Not Applicable

59          Financial Statements

                                     PART I

The Prospectus dated May 1, 2000, as amended, is incorporated into Part I of this Post-Effective Amendment No. 1 to Registration Statement on Form S-6 (File No. 333-89953) by reference to Registrant's filings under Rules 497(c) and 497(e), as filed on May 3, 2000 and August 21, 2000, respectively, (File No. 333-89953).

One Supplement dated December 29, 2000 to the Prospectus is included in this Post-Effective Amendment No. 1.

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
                            VARIABLE LIFE ACCOUNT C

          SUPPLEMENT DATED DECEMBER 29, 2000 TO MAY 1, 2000 PROSPECTUS

The information in this supplement updates and amends certain information contained in the prospectus dated May 1, 2000 and replaces the Supplement X.INGS2-00 dated August 21, 2000. You should read this supplement along with the prospectus.

    - Effective November 17, 2000, Aetna Life Insurance and Annuity Company's ("ALIAC") broker-dealer subsidiary, Aetna Investment Services, Inc. (which was subsequently converted to Aetna Investment Services, LLC) ("AIS"), became the principal underwriter for the securities sold under the prospectus. AIS, a Delaware limited liability company, is registered as a broker-dealer with the Securities and Exchange Commission. AIS is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. AIS' principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. ALIAC is no longer a registered broker-dealer.

    - On December 13, 2000, ALIAC became an indirect wholly-owned subsidiary of ING Groep N.V. ("ING"). ING is a global financial institution active in the fields of insurance, banking and asset management. The terms of your contract will not be affected by this change in ownership. In the future, you may begin to see the use of the ING lion logo on our printed materials.

    - The following information updates and replaces the third paragraph of the "The Company and Management" section on page 23 of the prospectus:

      The following are the Directors and Executive Officers of Aetna Life Insurance and Annuity Company.*

       NAME AND ADDRESS              POSITION WITH COMPANY       BUSINESS EXPERIENCE DURING PAST 5 YEARS
-------------------------------  -----------------------------  -----------------------------------------
Thomas J. McInerney**            Director, President and        President (since September 2000) -- Aetna
                                 Alternate Member of Executive  Life Insurance and Annuity Company; Aetna
                                 Committee (Principal           Retirement Holdings, Inc., Aetna
                                 Executive Officer)             Investment Adviser Holding Company, Inc.,
                                                                Aetna Retail Holding Company, Inc., Aetna
                                                                Services Holding Company, Inc.; Aetna
                                                                Retirement Services, Inc.; President
                                                                (since September 1997) -- Aetna Insurance
                                                                Company of America; Executive Vice
                                                                President (August 1997 -- November 2000)
                                                                -- Aetna Inc.; President (October 1998 --
                                                                May 2000) -- Aetna Investment Adviser
                                                                Holding Company, Inc., Aetna Retail
                                                                Holding Company, Inc., Aetna Services
                                                                Holding Company, Inc.; President (April
                                                                1998 -- May 2000) -- Aetna Retirement
                                                                Services, Inc.; President (September 1997
                                                                -- May 2000) -- Aetna Life Insurance and
                                                                Annuity Company, Aetna Retirement
                                                                Holdings, Inc.; Vice President, Strategy
                                                                (March 1997 -- August 1997) Aetna Inc.,
                                                                Aetna Services, Inc. and Aetna Life
                                                                Insurance Company; Vice President, Sales
                                                                (December 1996 -- March 1997) and Vice
                                                                President, National Accounts (April 1996
                                                                --March 1997) Aetna US Healthcare Inc.;
                                                                Vice President, Strategy, Finance, &
                                                                Administration (July 1995 -- April 1996)
                                                                Aetna Inc.

       NAME AND ADDRESS              POSITION WITH COMPANY       BUSINESS EXPERIENCE DURING PAST 5 YEARS
-------------------------------  -----------------------------  -----------------------------------------
Wayne R. Huneke***               Director                       Director (since December 2000) of Aetna
                                                                Life Insurance and Annuity Company, Aetna
                                                                Insurance Company of America, Aetna
                                                                Retirement Services, Inc., and Aetna
                                                                Retirement Holdings, Inc.; General
                                                                Manager and Chief Financial Officer
                                                                (October 2000 -- present) ING Americas;
                                                                Senior Executive Vice President (May 1999
                                                                -- present ReliaStar Financial Corp;
                                                                Senior Vice President Financial Markets
                                                                (November 1997 -- May 1999) ReliaStar
                                                                Financial Corp.; Senior Vice President,
                                                                Chief Financial Officer and Treasurer
                                                                (August 1994 -- November 1997) ReliaStar
                                                                Financial Corp.

Philip R. Lowery***              Director                       Director (since December 2000) of Aetna
                                                                Life Insurance and Annuity Company, Aetna
                                                                Insurance Company of America, Aetna
                                                                Retirement Services, Inc., and Aetna
                                                                Retirement Holdings, Inc.; General
                                                                Manager & Chief Actuary (November 2000 --
                                                                present) ING America Ins. Holdings, Inc.;
                                                                Director (February 2000 -- present)
                                                                Midwestern United Life Insurance Company;
                                                                Director (1999 -- Present) of First
                                                                Columbine Life Insurance Company,
                                                                Security Life of Denver Insurance
                                                                Company, Equitable Life Insurance Company
                                                                of Iowa, USG Annuity & Life Company;
                                                                Equitable American Life Insurance
                                                                Company; Golden American Life Insurance
                                                                Company; Southland Life Insurance
                                                                Company; and Life of Georgia Insurance
                                                                Company; Executive Vice President,
                                                                General Manager, Actuarial/Risk (1999 --
                                                                present) ING North America Insurance
                                                                Corp.; First Executive Vice President
                                                                (1999 -- November 2000) ING America
                                                                Insurance Holdings, Inc.; Senior Vice
                                                                President & Actuary (Since 1990) ING
                                                                America Life.

Robert C. Salipante***           Director                       Director (since December 2000) of Aetna
                                                                Life Insurance and Annuity Company, Aetna
                                                                Insurance Company of America, Aetna
                                                                Retirement Services, Inc., and Aetna
                                                                Retirement Holdings, Inc.; General
                                                                Manager and Chief Executive Officer (2000
                                                                -- present) ING; President and Chief
                                                                Operating Officer (1999 -- 2000)
                                                                ReliaStar Financial Corp.; Senior Vice
                                                                President -- Personal Financial Services
                                                                (1996 -- present) ReliaStar Financial
                                                                Corp.; Senior Vice President -- Strategic
                                                                Marketing and Technology (1994 -- 1996)
                                                                ReliaStar Financial Corp.

Mark A. Tullis***                Director                       Director (since December 2000) of Aetna
                                                                Life Insurance and Annuity Company, Aetna

       NAME AND ADDRESS              POSITION WITH COMPANY       BUSINESS EXPERIENCE DURING PAST 5 YEARS
-------------------------------  -----------------------------  -----------------------------------------
                                                                Insurance Company of America, Aetna
                                                                Retirement Services, Inc., and Aetna
                                                                Retirement Holdings, Inc.; General
                                                                Manager and Chief of Staff (November 2000
                                                                --present) ING North America Insurance
                                                                Corporation; Director (February 2000 --
                                                                present) First ING Life Insurance Company
                                                                of New York; Director, President and
                                                                Treasurer (2000 -- Present Quichot, Inc.;
                                                                Director (2000 -- present) of Nordic
                                                                Insurance Company of Canada, Halifax
                                                                Insurance Company, Commerce Group
                                                                Insurance Company, ING Western Union
                                                                Insurance Company, ING Wellington
                                                                Insurance Company, ING Novex Insurance
                                                                Company Canada, ING Canada P & C Inc.,
                                                                ING Canada, Inc.; Director (1999 --
                                                                present) of Equitable American Life
                                                                Insurance Company, USG Annuity and Life
                                                                Company, Equitable Life Insurance Company
                                                                of Iowa, First Columbine Life Insurance
                                                                Company, Security Life of Denver
                                                                Insurance Company, Southland Life
                                                                Insurance Company, Life of Georgia
                                                                Insurance Company; Executive Vice
                                                                President, General Manager Strategy and
                                                                Operations (1999 -- November 2000) ING
                                                                North America Insurance Corporation;
                                                                Executive Vice President (June 1994 --
                                                                August 1999) Primerica.

Michael W. Cunningham***         Senior Vice President and      Senior Vice President and Chief Financial
                                 Chief Financial Officer        Officer (December 2000 -- present) of
                                                                Aetna Life Insurance and Annuity Company,
                                                                Aetna Retirement Services, Inc., and
                                                                Aetna Retirement Holdings, Inc.; Senior
                                                                Vice President (December 2000 -- present)
                                                                Aetna Insurance Company of America;
                                                                Director (July 1999 -- present) Equitable
                                                                American Life Insurance Company, USG
                                                                Annuity & Life Company, Equitable Life
                                                                Insurance Company of Iowa; Director and
                                                                President (April 26, 1999 -- present)
                                                                Equitable of Iowa Companies, Inc.;
                                                                Director (April 21, 1999 -- present) of
                                                                ING Seguros, S.A. de C.V., Pensiones
                                                                Bital, S.A., Seguros Bital, S.A. de C.V.,
                                                                Grupo Financiero Bital; Director (April
                                                                6, 1999 -- present) First Golden American
                                                                Life Insurance Company; Director (April 4
                                                                1999 -- present) Golden American Life
                                                                Insurance Company; Director (August 28,
                                                                1998 -- present) Canadian Group
                                                                Underwriters Insurance Company; Director
                                                                (August 18, 1998 -- present) of Life of
                                                                Georgia Agency, Inc.; Executive Vice
                                                                President and Chief Financial Officer
                                                                (August

       NAME AND ADDRESS              POSITION WITH COMPANY       BUSINESS EXPERIENCE DURING PAST 5 YEARS
-------------------------------  -----------------------------  -----------------------------------------
                                                                3, 1998 -- present) Lion II Custom
                                                                Investments LLC; Executive Vice President
                                                                (April 7, 1998 -- present) Security Life
                                                                of Denver Insurance Company; Director and
                                                                President (February 10, 1998 -- present)
                                                                GAC Capital, Inc.; Director (January 30,
                                                                1998 -- present) of Life Insurance
                                                                Company of Georgia and Southland Life
                                                                Insurance Company; Executive Vice
                                                                President and Chief Financial Officer
                                                                (January 1, 1998 -- present) Lion Custom
                                                                Investments LLC; Director, Executive Vice
                                                                President (October 1997 -- present)
                                                                Security Life Assignment Corporation;
                                                                Director (May 19, 1997 -- present) First
                                                                ING Life Insurance Company of New York;
                                                                Director (November 19, 1996 -- present)
                                                                NN Life Insurance Company of Canada;
                                                                Director (September 20, 1996 -- present)
                                                                ING Canada IARD Inc.; Director (July 30,
                                                                1996 -- present) Midwestern United Life
                                                                Insurance Company); Director (May 15,
                                                                1995 -- present) Security Life of Denver
                                                                Insurance Company; Executive Vice
                                                                President & Chief Financial Officer
                                                                (January 5, 1995 -- present) Orange
                                                                Investment Enterprises, Inc.; Executive
                                                                Vice President, Chief Financial Officer &
                                                                Treasurer (March 8, 1994 -- present) ING
                                                                North America Insurance Corporation;
                                                                Executive Vice President and Chief
                                                                Financial Officer (September 27, 1994 --
                                                                present) Lion Custom Investments, Inc.;
                                                                Director, President, Treasurer (1999 --
                                                                2000) Quichot, Inc.; Director (August 28,
                                                                1998 -- November 2000) The Nordic
                                                                Insurance Company of Canada; Executive
                                                                Vice President, Chief Financial Officer
                                                                (April 25, 1998 -- November 2000) ING
                                                                America Insurance Holdings, Inc.;
                                                                Director (February 26, 1997 -- November
                                                                2000) Western Union Insurance Company;
                                                                Director (November 18, 1996 -- November
                                                                2000) of The Commerce Group Insurance
                                                                Company, The Halifax Insurance Company,
                                                                and Wellington Insurance Company;
                                                                Director and Vice President (January 1,
                                                                1992 -- November 2000) ING Canada
                                                                Holdings Inc.

Kathleen A. Murphy**             Senior Vice President and      Senior Vice President and Deputy General
                                 Deputy General Counsel         Counsel (December 2000 -- present) Aetna
                                                                Life Insurance and Annuity Company; Vice
                                                                President, Deputy General Counsel (June
                                                                1987 -- December 2000) Aetna Inc.

Deborah Koltenuk**               Vice President and Corporate   Vice President, Treasurer and Chief
                                 Controller                     Financial Officer (since May 2000) -
                                                                Aetna Investment

       NAME AND ADDRESS              POSITION WITH COMPANY       BUSINESS EXPERIENCE DURING PAST 5 YEARS
-------------------------------  -----------------------------  -----------------------------------------
                                                                Services, Inc., as of November 28, 2000
                                                                Aetna Investment Services LLC; Vice
                                                                President and Corporate Controller (Since
                                                                May 2000) and Treasurer (May 2000 --
                                                                December 2000) Aetna Life Insurance and
                                                                Annuity Company; Treasurer (since June
                                                                2000) -- Systematized Benefits
                                                                Administrators, Inc.; Vice President,
                                                                Corporate Controller and Assistant
                                                                Treasurer (since July 1999) -- Aetna
                                                                Retirement Services, Inc.; Vice
                                                                President, Corporate Controller and
                                                                Assistant Treasurer (since June 1999) --
                                                                Aetna Investment Adviser Holding Company,
                                                                Inc., Aetna Retail Holding Company, Inc.,
                                                                Aetna Services Holding Company, Inc.,
                                                                Aetna Life Insurance and Annuity Company,
                                                                Aetna Retirement Holdings, Inc.; Vice
                                                                President and Corporate Controller (since
                                                                July 1999) -- Aetna Insurance Company of
                                                                America; Assistant Treasurer (July 1999
                                                                -- December 2000) -- Aetna Insurance
                                                                Company of America; Vice President,
                                                                Corporate Controller and Assistant
                                                                Treasurer (April 1999 - July 1999) --
                                                                Aetna Retirement Services, Inc.; Vice
                                                                President, Treasurer and Corporate
                                                                Controller (October 1998 -- June 1999) --
                                                                Aetna Investment Adviser Holding Company,
                                                                Inc., Aetna Retail Holding Company, Inc.,
                                                                Aetna Services Holding Company, Inc.;
                                                                Vice President and Controller (April 1997
                                                                -- April 1999) -- Aetna Retirement
                                                                Services, Inc.; Vice President, Treasurer
                                                                and Corporate Controller (April 1997 --
                                                                June 1999) -- Aetna Insurance Company of
                                                                America; Vice President, Treasurer and
                                                                Corporate Controller (July 1996 -- June
                                                                1999) -- Aetna Life Insurance and Annuity
                                                                Company; Vice President, Treasurer and
                                                                Corporate Controller (September 1996 --
                                                                June 1999) -- Aetna Retirement Holdings,
                                                                Inc.; Vice President and Treasurer,
                                                                Corporate Controller (April 1997 -- June
                                                                1999) Aetna Insurance Company of America;
                                                                Vice President, Investment Financial
                                                                Reporting and Securities Operations
                                                                (April 1996 -- July 1996) Aetna Life
                                                                Insurance Company; Vice President,
                                                                Investment Planning and Financial
                                                                Reporting (October 1994 -- April 1996)
                                                                The Aetna Casualty and Surety Company and
                                                                The Standard Fire and Insurance Company.

Brian Murphy**                   Vice President and Chief       Vice President and Chief Compliance
                                 Compliance Officer             Officer (since May 2000) -- Aetna Life
                                                                Insurance and Annuity Company; Chief
                                                                Compliance Officer (since June 2000) --
                                                                Systematized Benefits Administrators,
                                                                Inc.

   * Directors, officers and employees of the Company are covered by a blanket fidelity bond in the amount of $60 million issued by Travelers Casualty and Surety Company of America.

  ** The address of all these Directors and Officers is 151 Farmington Avenue,
     Hartford, Connecticut. These individuals may also be directors and/or officers of other affiliates of the Company.

 *** The address of these Directors and Officers is 5780 Powers Ferry Road, NW,
     Atlanta, Georgia 30327-4390. These individuals may also be directors and/or officers of other affiliates of the Company.

**** The address of this Director is 20 Washington Avenue South, Minneapolis,
     Minnesota 55401. These individuals may also be directors and/or officers of other affiliates of the Company.

    - The following information updates and replaces the "Legal Matters and Proceedings" subsection on page 26 of the prospectus:

      LEGAL MATTERS AND PROCEEDINGS

      We are aware of no material legal proceedings pending which involve the Separate Account as a party or which would materially affect the Separate Account. The validity of the securities offered by this Prospectus has been passed upon by Counsel to the Company.

      In recent years, several life insurance and annuity companies have been named as defendants in class action lawsuits, relating to life insurance and annuity pricing and sales practices. The Company is a defendant in one such lawsuit, a purported class action which was filed against the Company in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron and Alan Eckert (the "Reese Complaint"). The Reese Complaint claims that the Company engaged in unlawful sales practices in marketing life insurance policies. The Company intends to defend this action vigorously.

      The Company also is a party to other litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

    - The following information is added to the "Financial Statements" section on Page 36 of the prospectus:

                              FINANCIAL STATEMENTS
                            VARIABLE LIFE ACCOUNT C

          INDEX TO FINANCIALS FOR THE PERIOD ENDED SEPTEMBER 30, 2000

                                                        PAGE
                                                        ----

    Statement of Assets and Liabilities as of
      September 30, 2000 (unaudited)..................  S-22

    Statement of Operations and Statement of Changes
      in Net Assets for the   Period ended
      September 30, 2000 (unaudited)..................  S-24

    Condensed Financial Information as of September
      30, 2000 (unaudited)............................  S-25

    Notes to Financial Statements (unaudited).........  S-26

VARIABLE LIFE ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES -- September 30, 2000 (Unaudited)
ASSETS:
Investments, at net asset value: (Note 1)

                                                            NET
                                     SHARES      COST    ASSETS
                                     ------      ----    ------
  Aetna Balanced VP, Inc.:           2,046   $ 32,117  $ 31,894
  Aetna Bond VP:                       537      6,697     6,785
  Aetna Crossroads VP:                   4         60        61
  Aetna Growth and Income VP:        1,776     54,369    51,210
  Aetna Index Plus Large Cap VP:     5,781    111,799   114,180
  Aetna Legacy VP:                     208      2,639     2,677
  Aetna Money Market VP:               400      5,261     5,362
  Fidelity Investments Variable
    Insurance Products Fund:
    Equity-Income Portfolio:           734     17,489    18,022
  Fidelity Investments Variable
    Insurance Products Fund II:
    Contrafund Portfolio:            1,274     32,265    32,370
  Janus Aspen Series:
    Aggressive Growth Portfolio:       674     36,731    35,635
    Balanced Portfolio:              1,005     26,094    25,264
    Growth Portfolio:                1,186     37,040    37,870
    Worldwide Growth Portfolio:      1,124     51,058    47,730
  Oppenheimer Funds:
    Global Securities Fund/VA:          14        432       434
    Strategic Bond Fund/VA:            255      1,227     1,201
  Portfolio Partners, Inc. (PPI):
    PPI MFS Capital Opportunities
      Portfolio:                       194      9,887     9,898
    PPI MFS Emerging Equities
      Portfolio:                        37      2,807     2,784
    PPI MFS Research Growth
      Portfolio:                        49        684       730
    PPI Scudder International
      Growth Portfolio:                 47        992       893
    PPI T. Rowe Price Growth Equity
      Portfolio:                        19      1,239     1,273
                                             --------  --------
NET ASSETS                                   $430,887  $426,273
                                             ========  ========

NET ASSETS REPRESENTED BY:

POLICYHOLDERS' ACCOUNT VALUES: (Notes 1 and 6)

  AETNA BALANCED VP, INC.:
    Policyholders' account values.................  $ 31,894
  AETNA BOND VP:
    Policyholders' account values.................     6,785
  AETNA CROSSROADS VP:
    Policyholders' account values.................        61
  AETNA GROWTH AND INCOME VP:
    Policyholders' account values.................    51,210
  AETNA INDEX PLUS LARGE CAP VP:
    Policyholders' account values.................   114,180
  AETNA LEGACY VP:
    Policyholders' account values.................     2,677
  AETNA MONEY MARKET VP:
    Policyholders' account values.................     5,362

VARIABLE LIFE ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES -- September 30, 2000 (Unaudited and continued):

  FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS
    FUND:
    EQUITY-INCOME PORTFOLIO:
      Policyholders' account values...............  $ 18,022
  FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS
    FUND II:
    CONTRAFUND PORTFOLIO:
      Policyholders' account values...............    32,370
  JANUS ASPEN SERIES:
    AGGRESSIVE GROWTH PORTFOLIO:
      Policyholders' account values...............    35,635
    BALANCED PORTFOLIO:
      Policyholders' account values...............    25,264
    GROWTH PORTFOLIO:
      Policyholders' account values...............    37,870
    WORLDWIDE GROWTH PORTFOLIO:
      Policyholders' account values...............    47,730
  OPPENHEIMER FUNDS:
    GLOBAL SECURITIES FUND/VA:
      Policyholders' account values...............       434
    STRATEGIC BOND FUND/VA:
      Policyholders' account values...............     1,201
  PORTFOLIO PARTNERS, INC. (PPI):
    PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO:
      Policyholders' account values...............     9,898
    PPI MFS EMERGING EQUITIES PORTFOLIO:
      Policyholders' account values...............     2,784
    PPI MFS RESEARCH GROWTH PORTFOLIO:
      Policyholders' account values...............       730
    PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO:
      Policyholders' account values...............       893
    PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO:
      Policyholders' account values...............     1,273
                                                    --------
                                                    $426,273
                                                    ========

See Notes to Financial Statements

VARIABLE LIFE ACCOUNT C

STATEMENT OF OPERATIONS (UNAUDITED)

                                                       PERIOD ENDED
                                                    SEPTEMBER 30, 2000
                                                    ------------------
                                                        (UNAUDITED)
                                                        -----------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
  Dividends.......................................        $26,924
Expenses: (Notes 2 and 5)
  Valuation period deductions.....................         (2,299)
                                                          -------
Net investment income.............................        $24,625
                                                          -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on sales of investments:
  (Notes 1, 4 and 5)
  Proceeds from sales.............................        $81,321
  Cost of investments sold........................         77,225
                                                          -------
    Net realized gain on investments..............          4,096
                                                          -------
Net unrealized gain (loss) on investments:
  (Note 5)
  Beginning of period.............................              0
  End of period...................................         (4,614)
                                                          -------
    Net change in unrealized gain on
      investments.................................         (4,614)
                                                          -------
Net realized and unrealized gain on investments...           (518)
                                                          -------
Net increase in net assets resulting from
  operations......................................        $24,107
                                                          =======

See Notes to Financial Statements

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                       PERIOD ENDED
                                                    SEPTEMBER 30, 2000
                                                    ------------------
                                                        (UNAUDITED)
                                                        -----------
FROM OPERATIONS:
Net investment income.............................       $ 24,625
Net realized gain on investments..................          4,096
Net change in unrealized loss on investments......         (4,614)
                                                         --------
Net increase in net assets resulting from
  operations......................................         24,107
                                                         --------
FROM UNIT TRANSACTIONS:
Variable life premium payments....................        230,709
Transfer from Separate Account Variable Life B....        230,380
Transfer to the Company's other separate
  accounts........................................        (23,235)
Redemptions by policyholders......................        (34,757)
Other.............................................           (931)
                                                         --------
  Net increase (decrease) in net assets from unit
    transactions (Note 6) ........................        402,166
                                                         --------
Change in net assets..............................        426,273
NET ASSETS:
Beginning of period...............................              0
                                                         --------
End of period.....................................       $426,273
                                                         ========

See Notes to Financial Statements

VARIABLE LIFE ACCOUNT C
CONDENSED FINANCIAL INFORMATION -- Period Ended September 30, 2000 (Unaudited)

------------------------------------------------------------------------------------------------------------------------
                                                             Value
                                                           Per Unit          Increase (Decrease)     Units
                                                           --------              in Value of      Outstanding  Reserves
                                                    Beginning      End          Accumulation        at End      at End
                                                    of Period   of Period           Unit           of Period   of Period
------------------------------------------------------------------------------------------------------------------------
AETNA BALANCED VP, INC.:
NYSUT Individual Life                                $15.582     $15.649                0.43%(1)    2,038.0    $ 31,894
------------------------------------------------------------------------------------------------------------------------
AETNA BOND VP:
NYSUT Individual Life                                 11.284      11.771                4.32%(1)      576.4       6,785
------------------------------------------------------------------------------------------------------------------------
AETNA CROSSROADS VP:
NYSUT Individual Life                                 13.505      13.480              (0.19%)(1)        4.6          61
------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH AND INCOME VP:
NYSUT Individual Life                                 15.996      15.469              (3.29%)(1)    3,310.5      51,210
------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS LARGE CAP VP:
NYSUT Individual Life                                 19.489      19.186              (1.55%)(1)    5,951.3     114,180
------------------------------------------------------------------------------------------------------------------------
AETNA LEGACY VP:
NYSUT Individual Life                                 13.057      13.214                1.20%(1)      202.6       2,677
------------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP:
NYSUT Individual Life                                 11.489      11.756                2.32%(1)      456.1       5,362
------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND:
EQUITY-INCOME PORTFOLIO:
NYSUT Individual Life                                 13.549      14.233                5.05%(1)    1,266.3      18,022
------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II:
CONTRAFUND PORTFOLIO:
NYSUT Individual Life                                 18.891      18.788              (0.55%)(1)    1,722.9      32,370
------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO:
NYSUT Individual Life                                 34.576      34.185              (1.13%)(1)    1,042.4      35,635
------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO:
NYSUT Individual Life                                 19.164      19.012              (0.79%)(1)    1,328.9      25,264
------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO:
NYSUT Individual Life                                 22.924      22.471              (1.98%)(1)    1,685.3      37,870
------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO:
NYSUT Individual Life                                 24.554      22.657              (7.73%)(1)    2,106.6      47,730
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS:
GLOBAL SECURITIES FUND/VA:
NYSUT Individual Life                                 18.601      18.436              (0.89%)(1)       23.5         434
------------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND FUND/VA:
NYSUT Individual Life                                 10.230      10.461                2.26%(1)      114.8       1,201
------------------------------------------------------------------------------------------------------------------------
PORTFOLIO PARTNERS, INC. (PPI):
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO:
NYSUT Individual Life                                 18.378      18.183              (1.06%)(1)      544.4       9,898
------------------------------------------------------------------------------------------------------------------------
PPI MFS EMERGING EQUITIES PORTFOLIO:
NYSUT Individual Life                                 21.989      19.441             (11.59%)(1)      143.2       2,784
------------------------------------------------------------------------------------------------------------------------
PPI MFS RESEARCH GROWTH PORTFOLIO:
NYSUT Individual Life                                 16.074      16.514                2.74%(1)       44.2         730
------------------------------------------------------------------------------------------------------------------------
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO:
NYSUT Individual Life                                 18.123      16.033             (11.53%)(1)       55.7         893
------------------------------------------------------------------------------------------------------------------------
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO:
NYSUT Individual Life                                 14.768      15.186                2.83%(1)       83.8       1,273
------------------------------------------------------------------------------------------------------------------------
Total                                                                                                          $426,273
========================================================================================================================

(1) - Funds were transferred from the Separate Account Variable Life B May 1, 2000.

VARIABLE LIFE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS -- September 30, 2000 (Unaudited)

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Variable Life Account C (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with the variable life insurance contracts as defined under the Internal Revenue Code of 1986, as amended. The Account commenced operations on May 1, 2000.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

   A. VALUATION OF INVESTMENTS

   Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on September 30, 2000:

   Aetna Balanced VP, Inc.                             Oppenheimer Funds:
   Aetna Bond VP                                       - Global Securities Fund/VA
   Aetna Crossroads VP                                 - Strategic Bond Fund/VA
   Aetna Growth and Income VP                          Portfolio Partners, Inc. (PPI):
   Aetna Index Plus Large Cap VP                       - PPI MFS Capital Opportunities Portfolio
   Aetna Legacy VP                                     - PPI MFS Emerging Equities Portfolio
   Aetna Money Market VP                               - PPI MFS Research Growth Portfolio
   Fidelity Investments Variable Insurance Products    - PPI Scudder International Growth Portfolio
   Fund:                                               - PPI T. Rowe Price Growth Equity Portfolio
   - Equity-Income Portfolio
   Fidelity Investments Variable Insurance Products
   Fund II:
   - Contrafund Portfolio
   Janus Aspen Series:
   - Aggressive Growth Portfolio
   - Balanced Portfolio
   - Growth Portfolio
   - Worldwide Growth Portfolio

   B. OTHER

   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   C. FEDERAL INCOME TAXES

   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

2.  VALUATION PERIOD DEDUCTIONS

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

VARIABLE LIFE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS -- September 30, 2000 (Unaudited and continued):

3.  DIVIDEND INCOME

   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain (loss) in the Statement of Operations.

4.  PURCHASES AND SALES OF INVESTMENTS

   The cost of purchases and proceeds from sales of investments other than short-term investments for the year ended September 30, 2000 aggregated $277,732 and $81,321.

VARIABLE LIFE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS -- September 30, 2000 (Unaudited and continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS

                                                                                          Net
                                                                                        Realized
                                                                                          Gain
                                                  Valuation    Proceeds   Cost of        (Loss)
                                                   Period       from      Investments      on
PERIOD ENDED SEPTEMBER 30, 2000       Dividends   Deductions    Sales       Sold        Investments
 -------------------------------------------------------------------------------------------------
 AETNA BALANCED VP, INC.:               $738         ($144)    $8,970       $8,476          $494
 Policyholders' account values
 -------------------------------------------------------------------------------------------------
 AETNA BOND VP:                           75           (34)     1,005        1,034           (29)
 Policyholders' account values
 -------------------------------------------------------------------------------------------------
 AETNA CROSSROADS VP:                      0             0         43           43             0
 Policyholders' account values
 -------------------------------------------------------------------------------------------------
 AETNA GROWTH AND INCOME VP:           1,877          (263)     6,296        6,826          (530)
 Policyholders' account values
 -------------------------------------------------------------------------------------------------
 AETNA INDEX PLUS LARGE CAP VP:        4,746          (607)     7,980        7,242           738
 Policyholders' account values
 -------------------------------------------------------------------------------------------------
 AETNA LEGACY VP:                         40           (12)       806          798             8
 Policyholders' account values
 -------------------------------------------------------------------------------------------------
 AETNA MONEY MARKET VP:                1,143           (75)    23,782       24,111          (329)
 Policyholders' account values
 -------------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS VARIABLE
  INSURANCE PRODUCTS FUND:
   EQUITY-INCOME PORTFOLIO:            1,258           (93)     7,137        8,363        (1,226)
 Policyholders' account values
 -------------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS VARIABLE
  INSURANCE PRODUCTS FUND II:
   CONTRAFUND PORTFOLIO:               3,537          (188)     2,077        2,023            54
 Policyholders' account values
 -------------------------------------------------------------------------------------------------
 JANUS ASPEN SERIES:
   AGGRESSIVE GROWTH PORTFOLIO:        3,099          (154)     7,382        6,288         1,094
 Policyholders' account values
 -------------------------------------------------------------------------------------------------
   BALANCED PORTFOLIO:                 2,529          (170)     2,225        2,006           219
 Policyholders' account values
 -------------------------------------------------------------------------------------------------
   GROWTH PORTFOLIO:                   2,650          (228)     3,833        3,084           749
 Policyholders' account values
 -------------------------------------------------------------------------------------------------
   WORLDWIDE GROWTH PORTFOLIO:         3,667          (255)     7,743        5,266         2,477
 Policyholders' account values
 -------------------------------------------------------------------------------------------------
 OPPENHEIMER FUNDS:
   GLOBAL SECURITIES FUND/VA:              2             0         51           52            (1)
 Policyholders' account values
 -------------------------------------------------------------------------------------------------
   STRATEGIC BOND FUND/VA:                71            (6)       222          226            (4)
 Policyholders' account values
 -------------------------------------------------------------------------------------------------
 PORTFOLIO PARTNERS, INC. (PPI):
   PPI MFS CAPITAL OPPORTUNITIES
    PORTFOLIO:(1)                      1,269           (46)       799          596           203
 Policyholders' account values
 -------------------------------------------------------------------------------------------------
   PPI MFS EMERGING EQUITIES
    PORTFOLIO:                            24           (12)       421          319           102
 Policyholders' account values
 -------------------------------------------------------------------------------------------------
   PPI MFS RESEARCH GROWTH
    PORTFOLIO:                            51            (4)       132          105            27
 Policyholders' account values
 -------------------------------------------------------------------------------------------------
   PPI SCUDDER INTERNATIONAL GROWTH
    PORTFOLIO:                            52            (2)        79           92           (13)
 Policyholders' account values
 -------------------------------------------------------------------------------------------------
   PPI T. ROWE PRICE GROWTH EQUITY
    PORTFOLIO:                            96            (6)       338          275            63
 Policyholders' account values
 -------------------------------------------------------------------------------------------------
 TOTAL VARIABLE LIFE ACCOUNT C        $26,924      ($2,299)    $81,321     $77,225        $4,096
 =================================================================================================

 (1) - Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.


                                                               Net
                                        Net Unrealized       Change in     Net Increase
                                         Gain (Loss)         Unrealized    (Decrease) in
                                     --------------------      Gain        Net Assets
                                     Beginning     End        (Loss)       Resulting
                                      of           of           on           from
                                     Period      Period      Investments   Operations
----------------------------------------------------------------------------------------
AETNA BALANCED VP, INC.:                $0         ($223)       ($223)          $865
Policyholders' account values
----------------------------------------------------------------------------------------
AETNA BOND VP:                           0            88           88            100
Policyholders' account values
----------------------------------------------------------------------------------------
AETNA CROSSROADS VP:                     0             1            1              1
Policyholders' account values
----------------------------------------------------------------------------------------
AETNA GROWTH AND INCOME VP:              0        (3,159)      (3,159)        (2,075)
Policyholders' account values
----------------------------------------------------------------------------------------
AETNA INDEX PLUS LARGE CAP VP:           0         2,381        2,381          7,258
Policyholders' account values
----------------------------------------------------------------------------------------
AETNA LEGACY VP:                         0            38           38             74
Policyholders' account values
----------------------------------------------------------------------------------------
AETNA MONEY MARKET VP:                   0           101          101            840
Policyholders' account values
----------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE
 INSURANCE PRODUCTS FUND:
  EQUITY-INCOME PORTFOLIO:               0           533          533            472
Policyholders' account values
----------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE
 INSURANCE PRODUCTS FUND II:
  CONTRAFUND PORTFOLIO:                  0           105          105          3,508
Policyholders' account values
----------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO:           0        (1,096)      (1,096)         2,943
Policyholders' account values
----------------------------------------------------------------------------------------
  BALANCED PORTFOLIO:                    0          (830)        (830)         1,748
Policyholders' account values
----------------------------------------------------------------------------------------
  GROWTH PORTFOLIO:                      0           830          830          4,001
Policyholders' account values
----------------------------------------------------------------------------------------
  WORLDWIDE GROWTH PORTFOLIO:            0        (3,328)      (3,328)         2,561
Policyholders' account values
----------------------------------------------------------------------------------------
OPPENHEIMER FUNDS:
  GLOBAL SECURITIES FUND/VA:             0             2            2              3
Policyholders' account values
----------------------------------------------------------------------------------------
  STRATEGIC BOND FUND/VA:                0           (26)         (26)            35
Policyholders' account values
----------------------------------------------------------------------------------------
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES
   PORTFOLIO:(1)                         0            11           11          1,437
Policyholders' account values
----------------------------------------------------------------------------------------
  PPI MFS EMERGING EQUITIES
   PORTFOLIO:                            0           (23)         (23)            91
Policyholders' account values
----------------------------------------------------------------------------------------
  PPI MFS RESEARCH GROWTH
   PORTFOLIO:                            0            46           46            120
Policyholders' account values
----------------------------------------------------------------------------------------
  PPI SCUDDER INTERNATIONAL GROWTH
   PORTFOLIO:                            0           (99)         (99)           (62)
Policyholders' account values
----------------------------------------------------------------------------------------
  PPI T. ROWE PRICE GROWTH EQUITY
   PORTFOLIO:                            0            34           34            187
Policyholders' account values
----------------------------------------------------------------------------------------
TOTAL VARIABLE LIFE ACCOUNT C           $0       ($4,614)     ($4,614)       $24,107
========================================================================================

VARIABLE LIFE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS -- September 30, 2000 (Unaudited and continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS




                                                                    Net             Net
                                                     Net         Change in        Increase
                                                   Realized      Unrealized      (Decrease)                Net Assets
                                        Net       Gain (Loss)    Gain (Loss)    in Net Assets         --------------------
                                      Investment      on             on          from Unit            Beginning     End
 PERIOD ENDED SEPTEMBER 30, 2000      Income       Investments   Investments    Transactions          of Period      of Period
 -------------------------------------------------------------------------------------------------------------------------
 AETNA BALANCED VP, INC.:                $594          $494           ($223)         $31,029             $0        $31,894
 Policyholders' account values
 -------------------------------------------------------------------------------------------------------------------------
 AETNA BOND VP:                            41           (29)             88            6,685              0          6,785
 Policyholders' account values
 -------------------------------------------------------------------------------------------------------------------------
 AETNA CROSSROADS VP:                       0             0               1               60              0             61
 Policyholders' account values
 -------------------------------------------------------------------------------------------------------------------------
 AETNA GROWTH AND INCOME VP:            1,614          (530)         (3,159)          53,285              0         51,210
 Policyholders' account values
 -------------------------------------------------------------------------------------------------------------------------
 AETNA INDEX PLUS LARGE CAP VP:         4,139           738           2,381          106,922              0        114,180
 Policyholders' account values
 -------------------------------------------------------------------------------------------------------------------------
 AETNA LEGACY VP:                          28             8              38            2,603              0          2,677
 Policyholders' account values
 -------------------------------------------------------------------------------------------------------------------------
 AETNA MONEY MARKET VP:                 1,068          (329)            101            4,522              0          5,362
 Policyholders' account values
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS VARIABLE
  INSURANCE PRODUCTS FUND:
 EQUITY-INCOME PORTFOLIO:               1,165        (1,226)            533           17,550              0         18,022
 Policyholders' account values
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS VARIABLE
  INSURANCE PRODUCTS FUND II:
   CONTRAFUND PORTFOLIO:                3,349            54             105           28,862              0         32,370
 Policyholders' account values
 -------------------------------------------------------------------------------------------------------------------------
 JANUS ASPEN SERIES:
   AGGRESSIVE GROWTH PORTFOLIO:         2,945         1,094          (1,096)          32,692              0         35,635
 Policyholders' account values
 -------------------------------------------------------------------------------------------------------------------------
   BALANCED PORTFOLIO:                  2,360           219            (830)          23,515              0         25,264
 Policyholders' account values
 -------------------------------------------------------------------------------------------------------------------------
   GROWTH PORTFOLIO:                    2,422           749             830           33,869              0         37,870
 Policyholders' account values
 -------------------------------------------------------------------------------------------------------------------------
   WORLDWIDE GROWTH PORTFOLIO:          3,411         2,477          (3,328)          45,170              0         47,730
 Policyholders' account values
 -------------------------------------------------------------------------------------------------------------------------
 OPPENHEIMER FUNDS:
   GLOBAL SECURITIES FUND/VA:               2            (1)              2              431              0            434
 Policyholders' account values
 -------------------------------------------------------------------------------------------------------------------------
   STRATEGIC BOND FUND/VA:                 65            (4)            (26)           1,166              0          1,201
 Policyholders' account values
 -------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO PARTNERS, INC. (PPI):
   PPI MFS CAPITAL OPPORTUNITIES
    PORTFOLIO:(1)                       1,223           203              11            8,461              0          9,898
 Policyholders' account values
 -------------------------------------------------------------------------------------------------------------------------
   PPI MFS EMERGING EQUITIES
    PORTFOLIO:                             12           102             (23)           2,693              0          2,784
 Policyholders' account values
 -------------------------------------------------------------------------------------------------------------------------
   PPI MFS RESEARCH GROWTH
    PORTFOLIO:                             47            27              46              610              0            730
 Policyholders' account values
 -------------------------------------------------------------------------------------------------------------------------
   PPI SCUDDER INTERNATIONAL GROWTH
    PORTFOLIO:                             50           (13)            (99)             955              0            893
 Policyholders' account values
 -------------------------------------------------------------------------------------------------------------------------
   PPI T. ROWE PRICE GROWTH EQUITY
    PORTFOLIO:                             90            63              34            1,086              0          1,273
 Policyholders' account values
 -------------------------------------------------------------------------------------------------------------------------
 TOTAL VARIABLE LIFE ACCOUNT C        $24,625        $4,096         ($4,614)        $402,166             $0       $426,273
 =========================================================================================================================

 (1) - Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

              INDEX TO QUARTERLY CONSOLIDATED FINANCIAL STATEMENTS

                                                                PAGE
                                                              --------
Consolidated Financial Statements:

  Consolidated Statements of Income for the Three-Month and
    Nine-Month Periods Ended September 30, 2000 and 1999
    (unaudited).............................................    F-34

  Consolidated Balance Sheets as of September 30, 2000
    (unaudited) and December 31, 1999.......................    F-35

  Consolidated Statements of Changes in Shareholder's Equity
    for the Nine Month Periods Ended September 30, 2000 and
    1999 (unaudited)........................................    F-36

  Consolidated Statements of Cash Flows for the Nine Month
    Periods Ended September 30, 2000 and 1999
    (unaudited).............................................    F-37

  Condensed Notes to Consolidated Financial Statements
    (unaudited).............................................    F-38

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA RETIREMENT HOLDINGS, INC.)

                       CONSOLIDATED STATEMENTS OF INCOME
                                   (MILLIONS)

                                                              THREE MONTHS
                                                                  ENDED           NINE MONTHS ENDED
                                                              SEPTEMBER 30,         SEPTEMBER 30,
                                                           -------------------   -------------------
                                                             2000       1999       2000       1999
                                                           --------   --------   --------   --------
                                                               (UNAUDITED)           (UNAUDITED)
Revenue:
  Premiums...............................................   $ 41.8     $ 44.2    $  117.1   $   86.6
  Charges assessed against policyholders.................    119.9       98.6       351.0      283.1
  Net investment income..................................    231.9      230.6       681.5      668.8
  Net realized capital losses............................    (11.2)     (11.1)      (23.1)      (5.4)
  Other income...........................................     44.0       20.1       117.5       82.5
                                                            ------     ------    --------   --------
Total revenue............................................    426.4      382.4     1,244.0    1,115.6

Benefits and expenses:
  Current and future benefits............................    199.8      201.8       598.3      564.0
  Operating expenses:
    Salaries and related benefits........................     52.3       35.0       144.0      107.7
    Other................................................     60.1       54.0       166.4      155.1
  Amortization of deferred policy acquisition costs......     36.8       25.9        96.4       77.6
                                                            ------     ------    --------   --------
Total benefits and expenses..............................    349.0      316.7     1,005.1      904.4
                                                            ------     ------    --------   --------
Income from continuing operations before income taxes....     77.4       65.7       238.9      211.2

  Income taxes...........................................     22.7       21.8        75.9       69.6
                                                            ------     ------    --------   --------
Income from continuing operations........................     54.7       43.9       163.0      141.6
Discontinued operations, net of tax:
  Amortization of deferred gain on sale..................      1.5        1.4         4.7        4.1
                                                            ------     ------    --------   --------
Net income...............................................   $ 56.2     $ 45.3    $  167.7   $  145.7
                                                            ======     ======    ========   ========

SEE CONDENSED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA RETIREMENT HOLDINGS, INC.)

                          CONSOLIDATED BALANCE SHEETS
                         (MILLIONS, EXCEPT SHARE DATA)

                                                              SEPTEMBER 30,    DECEMBER 31,
                                                                   2000            1999
                                                              --------------   -------------
                                                               (UNAUDITED)
                                           ASSETS
Investments:
  Debt securities available for sale, at fair value
    (amortized cost: $11,193.0 and $11,657.9)...............     $11,075.8       $11,410.1
  Equity securities, at fair value:
    Nonredeemable preferred stock (cost: $107.9 and
      $134.7)...............................................         101.0           130.9
    Investment in affiliated mutual funds (cost: $13.0 and
      $63.5)................................................          18.7            64.1
    Common stock (cost: $5.6 and $6.7)......................          13.0            11.5
  Short-term investments....................................          81.5            74.2
  Mortgage loans............................................           4.6             6.7
  Policy loans..............................................         338.6           314.0
  Other investments.........................................          13.5            13.2
                                                                 ---------       ---------
Total investments...........................................      11,646.7        12,024.7
  Cash and cash equivalents.................................         987.3           694.4
  Short-term investments under securities loan agreement....         753.3           232.5
  Accrued investment income.................................         148.7           150.7
  Premiums due and other receivables........................          97.3           298.3
  Reinsurance recoverable...................................       3,003.4         3,001.2
  Deferred income taxes.....................................          93.7           150.4
  Deferred policy acquisition costs.........................       1,155.2         1,046.4
  Other assets..............................................         108.3            96.5
  Separate Accounts assets..................................      40,059.6        38,692.6
                                                                 ---------       ---------
Total assets................................................     $58,053.5       $56,387.7
                                                                 =========       =========

                            LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
  Future policy benefits....................................     $ 3,938.2       $ 3,850.4
  Unpaid claims and claim expenses..........................          29.3            27.3
  Policyholders' funds left with the Company................      10,887.4        11,121.7
                                                                 ---------       ---------
Total insurance reserve liabilities.........................      14,854.9        14,999.4
  Payables under securities loan agreement..................         753.3           232.5
  Current income taxes......................................          13.3            14.7
  Other liabilities.........................................         797.9         1,062.8
  Separate Accounts liabilities.............................      40,059.6        38,692.6
                                                                 ---------       ---------
Total liabilities...........................................      56,479.0        55,002.0
                                                                 =========       =========
Shareholder's equity:
  Common stock, par value $50 (100,000 shares authorized;
    55,000 shares issued and outstanding)...................           2.8             2.8
  Paid-in capital...........................................         431.9           431.9
  Accumulated other comprehensive loss......................         (14.5)          (44.8)
  Retained earnings.........................................       1,154.3           995.8
                                                                 ---------       ---------
Total shareholder's equity..................................       1,574.5         1,385.7
                                                                 ---------       ---------
Total liabilities and shareholder's equity..................     $58,053.5       $56,387.7
                                                                 =========       =========

SEE CONDENSED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA RETIREMENT HOLDINGS, INC.)

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (MILLIONS)

                                                                  NINE MONTHS ENDED
                                                                    SEPTEMBER 30,
                                                              -------------------------
                                                                 2000          1999
                                                              -----------   -----------
                                                              (UNAUDITED)   (UNAUDITED)
Shareholder's equity, beginning of period...................    $1,385.7      $1,394.5

Comprehensive income:
  Net income................................................       167.7         145.7
  Other comprehensive income (loss), net of tax:
    Unrealized gains (losses) on securities $46.6, ($200.5)
      pretax) (1)...........................................        30.3        (130.3)
                                                                --------      --------
Total comprehensive income..................................       198.0          15.4
                                                                --------      --------
Other changes...............................................         0.9           0.5

Common stock dividends......................................       (10.1)        (29.8)
                                                                --------      --------
Shareholder's equity, end of period.........................    $1,574.5      $1,380.6
                                                                ========      ========

(1) Net of reclassification adjustments.

SEE CONDENSED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA RETIREMENT HOLDINGS, INC.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (MILLIONS)

                                                                  NINE MONTHS ENDED
                                                                    SEPTEMBER 30,
                                                              -------------------------
                                                                 2000          1999
                                                              -----------   -----------
                                                              (UNAUDITED)   (UNAUDITED)
Cash Flows from Operating Activities:
  Net income................................................   $   167.7     $   145.7
  Adjustments to reconcile net income to net cash provided
    by (used for) operating activities:
    Net accretion of discount on investments................       (25.2)        (20.6)
    Amortization of deferred gain on sale...................        (4.7)         (4.1)
    Net realized capital losses.............................        23.1           5.4
    Changes in assets and liabilities:
      Decrease (increase) in accrued investment income......         2.0         (11.4)
      Decrease in premiums due and other receivables........        13.2          31.6
      Increase in policy loans..............................       (24.6)        (16.7)
      Increase in deferred policy acquisition costs.........      (108.8)       (114.7)
      Increase (decrease) in universal life account
        balances............................................        21.0        (220.5)
      Increase in other insurance reserve liabilities.......        84.6         232.1
      Net (decrease) in other liabilities and other
        assets..............................................       (69.0)        (75.5)
      Increase (decrease) in income taxes...................        36.6        (280.1)
                                                               ---------     ---------
Net cash provided by (used for) operating activities........       115.9        (328.8)
                                                               ---------     ---------
Cash Flows from Investing Activities:
    Proceeds from sales of:
      Debt securities available for sale....................     9,074.5       4,017.1
      Equity securities.....................................       107.4          89.9
      Mortgage loans........................................         2.1           2.3
    Investment maturities and collections of:
      Debt securities available for sale....................       488.0         995.2
      Short-term investments................................        57.2          60.6
    Cost of investment purchases in:
      Debt securities available for sale....................    (9,128.6)     (4,805.5)
      Equity securities.....................................       (16.5)         (9.4)
      Short-term investments................................       (89.9)        (68.4)
    Decrease in property and equipment......................         2.9           7.6
    Other, net..............................................        (4.6)          6.2
                                                               ---------     ---------
Net cash provided by investing activities...................       492.5         295.6
                                                               ---------     ---------
Cash Flows from Financing Activities:
    Deposits and interest credited for investment
      contracts.............................................     1,275.1       1,576.5
    Withdrawals of investment contracts.....................    (1,606.9)     (1,308.4)
    Dividends paid to shareholder...........................       (10.1)       (235.8)
    Other, net..............................................        24.4         170.4
                                                               ---------     ---------
Net cash (used for) provided by financing activities........      (317.5)        202.7
                                                               ---------     ---------
Net increase in cash and cash equivalents...................       290.9         169.5
Effect of exchange rate changes on cash and cash
  equivalents...............................................         2.0            --
Cash and cash equivalents, beginning of period..............       694.4         629.4
                                                               ---------     ---------
Cash and cash equivalents, end of period....................   $   987.3     $   798.9
                                                               =========     =========
Supplemental cash flow information:
    Income taxes paid, net..................................   $    39.4     $   315.6
                                                               =========     =========

SEE CONDENSED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA RETIREMENT HOLDINGS, INC.)

              CONDENSED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                                  (UNAUDITED)

(1) BASIS OF PRESENTATION

    The consolidated financial statements include Aetna Life Insurance and Annuity Company ("ALIAC") and its wholly owned subsidiaries, Aetna Insurance Company of America ("AICA"), Aetna Investment Adviser Holding Company, Inc.
("IA Holdco") and Aetna Investment Services, Inc. (collectively, the "Company"). ALIAC is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement
Services, Inc., whose ultimate parent is Aetna Inc. ("Aetna"). On June 30, 2000 HOLDCO contributed Aetna Investment Services, Inc. ("AISI") to the Company. (Refer to note 2). The Company has two business segments: Financial Products and Investment Management Services. On October 1, 1998, the Company sold its individual life insurance business to Lincoln National Corporation ("Lincoln") and accordingly, it is now classified as Discontinued Operations.

    These consolidated financial statements have been prepared in accordance with generally accepted accounting principles and are unaudited. The contribution of IA Holdco to the Company, which occurred on July 1, 1999, and the contribution of AISI to the Company were each accounted for in a manner similar to that of a pooling-of-interests and, accordingly, the Company's historical consolidated financial statements have been restated to include the accounts and results of operations of IA Holdco and AISI. Certain reclassifications have been made to 1999 financial information to conform to the 2000 presentation. These interim statements necessarily rely heavily on estimates, including assumptions as to annualized tax rates. In the opinion of management, all adjustments necessary for a fair statement of results for the interim periods have been made. All such adjustments are of a normal, recurring nature. The accompanying condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes as presented in ALIAC's 1999 Annual Report on Form 10-K. Certain financial information that is normally included in annual financial statements prepared in accordance with generally accepted accounting principles, but that is not required for interim reporting purposes, has been condensed or omitted.

(2) CONTRIBUTION OF AISI FROM HOLDCO

    On June 30, 2000, HOLDCO contributed AISI to the Company. AISI is registered with the Securities Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. It is also registered with the appropriate state securities authorities as a broker/ dealer. The principal operation of AISI is the sale of fixed and variable annuities and mutual funds through its registered representatives.

(3) RECENT DEVELOPMENTS

    AGREEMENT TO SELL AETNA FINANCIAL SERVICES AND AETNA INTERNATIONAL

    On July 20, 2000, Aetna Inc. ("Aetna"), the ultimate parent of the Company, announced that it reached a definitive agreement to sell its Aetna Financial Services and Aetna International businesses to ING Groep N.V. ("ING") in a transaction valued at approximately $7.7 billion. The Company is part of the Aetna Financial Services business and will be included in the sale to ING. Under the terms of the agreement, in two effectively simultaneous steps: (1) Aetna will spin off to its shareholders the shares of a standalone health company that will be comprised primarily of its Aetna U.S. Healthcare

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA RETIREMENT HOLDINGS, INC.)

        CONDENSED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                  (UNAUDITED)

(3) RECENT DEVELOPMENTS (CONTINUED)
and Large Case Pensions businesses; and (2) Aetna, which then will be comprised of Aetna Financial Services and Aetna International, will merge with a newly formed subsidiary of ING.

    Aetna's goal is to close the transaction, which is subject to receipt of required shareholder, regulatory and other consents and approvals, as well as other closing conditions, by year-end 2000. An Aetna shareholders' meeting has been scheduled for November 30, 2000 to consider the transaction and certain other matters. The full impact of the sale to ING on the Company's financial position and results of operations cannot be determined at this time.

(4) NEW ACCOUNTING STANDARD

    On January 1, 2000, the Company adopted Statement of Position 98-7, Deposit
Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk, issued by the American Institute of Certified Public Accountants. This statement provides guidance on how to account for all insurance and reinsurance contracts that do not transfer insurance risk, except for long-duration life and health insurance contracts. The adoption of this standard had no impact on the Company's financial position or results of operations.

(5) FUTURE ACCOUNTING STANDARD

    In September 2000, the Financial Accounting Standards Board ("FASB") issued Financial Accounting Standard ("FAS") No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities which replaces FAS No. 125, Accounting for Transfers and Services of Financial Assets and Extinguishments of Liabilities. This standard revises the methods for accounting for securitizations and other transfers of financial assets and collateral as outlined in FAS No. 125, and requires certain additional disclosures. For transfers and servicing of financial assets and extinguishments of liabilities, this standard will be effective for the Company's June 30, 2001 financial statements. However, for disclosures regarding securitizations and collateral, as well as recognition and reclassification of collateral, this standard will be effective for the Company's December 31, 2000 financial statements. The Company is currently evaluating the impact of the adoption of this standard, however it does not expect the adoption of this standard to have a material effect on its financial position or results of operations.

    In June 1998, the FASB issued FAS No. 133, Accounting for Derivative Instruments and Hedging Activities. In June 2000, further guidance related to accounting for derivative instruments and hedging activities was provided when the FASB issued FAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment of FASB Statement No. 133. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. As amended by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement No. 133, this standard is effective for the Company's financial statements beginning January 1, 2001, with early adoption permitted. The impact of FAS No. 133, as amended, on the Company's financial statements will vary based on certain factors including future interpretive guidance from the FASB, the

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA RETIREMENT HOLDINGS, INC.)

        CONDENSED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                  (UNAUDITED)

(5) FUTURE ACCOUNTING STANDARD (CONTINUED) extent of the Company's hedging activities, the types of hedging instruments used and the effectiveness of such instruments. The Company is evaluating the impact of the adoption of this standard, as amended, and currently does not believe that it will have a material effect on the Company's financial position or results of operations.

(6) ADDITIONAL INFORMATION -- ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

    Changes in accumulated other comprehensive income (loss) related to changes in unrealized gains (losses) on securities (excluding those related to experience-rated contractholders) were as follows:

                                                                  NINE MONTHS ENDED SEPTEMBER 30,
                                                              ---------------------------------------
(MILLIONS)                                                              2000          1999
-----------------------------------------------------------------------------------------------------
 Unrealized holding gains (losses) arising during the
  period (1)................................................           $31.7        $(120.4)
 Less: reclassification adjustments for accretion of net
   investment discounts and gains included in net
   income (2)...............................................             1.4            9.9
-----------------------------------------------------------------------------------------------------
 Net unrealized gains (losses) on securities................           $30.3        $(130.3)
=====================================================================================================

(1) Pretax unrealized holding gains (losses) arising during the period were $48.7 million and $(185.3) million for the nine months ended September 30, 2000 and September 30, 1999, respectively.

(2) Pretax reclassification adjustments for accretion of net investment discounts and gains included in net income for the period were $2.1 million and $15.2 million for the nine months ended September 30, 2000 and September 30, 1999, respectively.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA RETIREMENT HOLDINGS, INC.)

        CONDENSED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                  (UNAUDITED)

(7) SEGMENT INFORMATION

    Summarized financial information for the Company's principal operations for the three months ended September 30, was as follows:

                                                                 INVESTMENT
                                                  FINANCIAL      MANAGEMENT      DISCONTINUED
(MILLIONS)                                      PRODUCTS (1)    SERVICES (1)    OPERATIONS (1)    OTHER (1)      TOTAL
---------------------------------------------------------------------------------------------------------------------------------
 2000
 Revenues from external customers.............    $  182.4          $36.4             $ --          $(13.1)    $  205.7
 Net investment income........................       230.0            0.9               --             1.0        231.9
---------------------------------------------------------------------------------------------------------------------------------
 Total revenue excluding net realized capital
  losses......................................    $  412.4          $37.3             $ --          $(12.1)    $  437.6
=================================================================================================================================
 Operating earnings (2).......................    $   55.0          $ 9.2             $ --          $ (2.2)    $   62.0
 Net realized capital losses, net of tax......        (7.3)            --               --              --         (7.3)
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from continuing operations.....        47.7            9.2               --            (2.2)        54.7
 Discontinued operations, net of tax:
    Amortization of deferred gain on sale.....          --             --              1.5              --          1.5
---------------------------------------------------------------------------------------------------------------------------------
 Net income (loss)............................    $   47.7          $ 9.2             $1.5          $ (2.2)    $   56.2
=================================================================================================================================
 1999
 Revenues from external customers.............    $  144.1          $29.8             $ --          $(11.0)    $  162.9
 Net investment income........................       229.3            0.4               --             0.9        230.6
---------------------------------------------------------------------------------------------------------------------------------
 Total revenue excluding net realized capital
  losses......................................    $  373.4          $30.2             $ --          $(10.1)    $  393.5
=================================================================================================================================
 Operating earnings (2).......................    $   47.9          $ 7.5             $ --          $ (4.3)    $   51.1
 Net realized capital losses, net of tax......        (7.2)            --               --              --         (7.2)
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from continuing operations.....        40.7            7.5               --            (4.3)        43.9
 Discontinued operations, net of tax:
    Amortization of deferred gain on sale.....          --             --              1.4              --          1.4
---------------------------------------------------------------------------------------------------------------------------------
 Net income (loss)............................    $   40.7          $ 7.5             $1.4          $ (4.3)    $   45.3
=================================================================================================================================

(1) Financial Products include: deferred and immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds and programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, investment advisory services and pension plan administrative services. Investment Management Services include the following services: investment advisory services to affiliated and unaffiliated institutional and retail clients; underwriting; distribution for Company mutual funds and an affiliate's separate accounts; and trustee, administrative and other services to retirement plans. Discontinued Operations include life insurance products. Other includes consolidating adjustments and Year 2000 costs of $2.6 million in 1999.

(2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA RETIREMENT HOLDINGS, INC.)

        CONDENSED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                  (UNAUDITED)

(7) SEGMENT INFORMATION (CONTINUED)
    Summarized financial information for the Company's principal operations for the nine months ended September 30, was as follows:

                                                                 INVESTMENT
                                                  FINANCIAL      MANAGEMENT      DISCONTINUED
(MILLIONS)                                      PRODUCTS (1)    SERVICES (1)    OPERATIONS (1)    OTHER (1)      TOTAL
---------------------------------------------------------------------------------------------------------------------------------
 2000
 Revenues from external customers.............    $  519.6         $104.2             $ --          $(38.2)    $  585.6
 Net investment income........................       676.4            2.1               --             3.0        681.5
---------------------------------------------------------------------------------------------------------------------------------
 Total revenue excluding net realized capital
    (losses) gains............................    $1,196.0         $106.3             $ --          $(35.2)    $1,267.1
=================================================================================================================================
 Operating earnings (2).......................    $  158.1         $ 25.7             $ --          $ (5.8)    $  178.0
 Net realized capital (losses) gains, net of
  tax.........................................       (15.1)           0.1               --              --        (15.0)
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from continuing operations.....       143.0           25.8               --            (5.8)       163.0
 Discontinued operations, net of tax:
    Amortization of deferred gain on sale.....          --             --              4.7              --          4.7
---------------------------------------------------------------------------------------------------------------------------------
 Net income (loss)............................    $  143.0         $ 25.8             $4.7          $ (5.8)    $  167.7
=================================================================================================================================
 1999
 Revenues from external customers.............    $  399.1         $ 86.4             $ --          $(33.3)    $  452.2
 Net investment income........................       665.2            1.0               --             2.6        668.8
---------------------------------------------------------------------------------------------------------------------------------
 Total revenue excluding net realized capital
  losses......................................    $1,064.3         $ 87.4             $ --          $(30.7)    $1,121.0
=================================================================================================================================
 Operating earnings (2).......................    $  142.6         $ 21.1             $ --          $(18.6)    $  145.1
 Net realized capital losses, net of tax......        (3.5)            --               --              --         (3.5)
---------------------------------------------------------------------------------------------------------------------------------
 Income from continuing operations............       139.1           21.1               --           (18.6)       141.6
 Discontinued operations, net of tax:
    Amortization of deferred gain on sale.....          --             --              4.1              --          4.1
---------------------------------------------------------------------------------------------------------------------------------
 Net income (loss)............................    $  139.1         $ 21.1             $4.1          $(18.6)    $  145.7
=================================================================================================================================

(1) Financial Products include: deferred and immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds and programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, investment advisory services and pension plan administrative services. Investment Management Services include the following services: investment advisory services to affiliated and unaffiliated institutional and retail clients; underwriting; distribution for Company mutual funds and an affiliate's separate accounts; and trustee, administrative and other services to retirement plans. Discontinued Operations include life insurance products. Other includes consolidating adjustments and Year 2000 costs of $13.0 million in 1999.

(2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA RETIREMENT HOLDINGS, INC.)

        CONDENSED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                  (UNAUDITED)

(8) COMMITMENTS AND CONTINGENT LIABILITIES

    COMMITMENTS

    Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments between the time that the Company enters into the commitments and the specified future date on which the Company must purchase or sell the securities, as the case may be. As of September 30, 2000, there were no such off-balance sheet commitments.

    LITIGATION

    In recent years, several life insurance and annuity companies have been named as defendants in class action lawsuits relating to life insurance and annuity pricing and sales practices. The Company has been a defendant in two such lawsuits.

    A purported class action complaint was filed in the Circuit Court of Lauderdale County, Alabama on March 28, 2000 by Loretta Shaner against ALIAC (the "Shaner Complaint"). This case was removed to the United States District Court for the Northern District of Alabama. The Shaner Complaint sought unspecified compensatory damages from ALIAC and unnamed affiliates of ALIAC. The Shaner Complaint claimed that ALIAC's sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (e.g., IRAs) was improper. On August 31, 2000, the Court entered an order and judgement dismissing the case. The case has been refiled as an individual action in the Alabama state court.

    A purported class action complaint was filed in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron and Allan Eckert against ALIAC (the "Reese Complaint"). The Reese Complaint seeks compensatory and punitive damages and injunctive relief from ALIAC. The Reese Complaint claims that ALIAC engaged in unlawful sales practices in marketing life insurance policies. ALIAC has moved to dismiss the Reese Complaint for failure to state a claim upon which relief can be granted. This litigation is in the preliminary stages. The Company intends to defend the action vigorously.

    The Company is also involved in numerous other lawsuits arising, for the most part, in the ordinary course of its business operations. While the outcome of the litigation against the Company referred to in this paragraph cannot be determined at this time, after consideration of the defenses available to the Company, applicable insurance coverage and any related reserves established, the litigation referred to in this paragraph is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

(9) DIVIDENDS

    During 2000, the Company paid $10.1 million in dividends to HOLDCO, which did not require approval from the Insurance Commissioner of the State of Connecticut.

X.89953-00                                                         December 2000

                                     PART II

                     INFORMATION NOT REQUIRED IN PROSPECTUS

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                        UNDERTAKING PURSUANT TO RULE 484

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


                                 INDEMNIFICATION

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party. reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

                REPRESENTATION PURSUANT TO SECTION 26(e)(2)(A) OF
                       THE INVESTMENT COMPANY ACT OF 1940

Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the policies covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 1 TO
                           THE REGISTRATION STATEMENT

This Post-Effective Amendment No. 1 to Registration Statement No. 1 is comprised of the following papers and documents:

-    The facing sheet.
- One Supplement dated December 18, 2000 and consisting of 26 pages to the Flexible Premium Group Variable Universal Life Insurance Life Insurance Policy for New York State United Teachers Benefit Trust prospectus
-    The undertaking to file reports
-    The undertaking pursuant to Rule 484
-    Indemnification
- Representation pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940
-    The signatures
-    Written consents of the following persons:

         A. Consent of Counsel (included as part of Exhibit No. 2 below)
         B. Consent of Independent Auditors (included as Exhibit No. 7 below)

   The following Exhibits:

    1. Exhibits required by paragraph A of instructions to exhibits for Form N-8B-2:
          (1)        Resolution establishing Variable Life Account C(1)
          (2)        Not Applicable
          (3)(i)     Master General Agent Agreement(2)
          (3)(ii)    Life Insurance General Agent Agreement(2)
          (3)(iii)   Broker Agreement(2)
          (3)(iv) Broker-Dealer Agreement dated June 7, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, Inc. (AISI) and Letter of Assignment to AISI(3)
          (3)(v) Underwriting Agreement dated November 17, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, Inc.(3)
          (3)(vi)    Life Insurance Broker-Dealer Agreement(2)
          (3)(vii) Restated and Amended Third Party Administration and Transfer Agent Agreement(4)
          (4)        Not Applicable
          (5)(i)     Group Policy (70262-97)(5)
          (5)(ii)    Endorsement (ENYSUTLFSA99(P)) to Group Policy(6)
          (5)(iii)   Certificate (70263-97) Under Group Policy(5)
          (5)(iv)    Endorsement (ENYSUTLFLN99) to Certificate(6)
          (5)(v)     Endorsement (ENYSUTLFSA99(C)) to Certificate(6)
          (5)(vi)    Disability Benefit Rider (70264-97)(5)
          (5)(vii)   Accelerated Death Benefit Rider (70265-97)(5)
          (5)(viii)  Accidental Death Benefit Rider (70266-97)(5)
          (5)(ix)    Accelerated Death Benefit Disclosure Statement
                     (DISC/NYSUT)(5)
          (5)(x)     Children Insurance Rider Term Insurance (70267-97)(5)
          (6)(i) Certificate of Incorporation of Aetna Life Insurance and Annuity Company, Depositor(7)

          (6)(ii) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company, Depositor(8)
          (6)(iii) By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(9)
          (7)        Not Applicable
          (8)(i) Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(10)
          (8)(ii) Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(11)
          (8)(iii) Second Amendment dated December 31, 1999 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998(12)
          (8)(iv) Third Amendment dated February 11, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, Aetna Variable Portfolio, Inc., on behalf of each of its series, and Aeltus Investment Management, Inc., dated as of May 1, 1998, amended on November 9, 1998 and December 31, 1999(13)
          (8)(v) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998,
                     December 31, 1999 and February 11, 2000(13)
          (8)(vi) Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(10)
          (8)(vii) Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(11)
          (8)(viii) Second Amendment dated February 11, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sales of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series and Aetna Variable Portfolio, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc., dated as of May 1, 1998 and amended on November 4, 1998(13)
          (8)(ix) Third Amendment dated May 1, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998, November 4, 1998 and
                     February 11, 2000(13)
          (8)(x) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995,
                     May 1, 1995, January 1, 1996 and March 1, 1996(14)
          (8)(xi) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995,
                     May 1, 1995, January 1, 1996 and March 1, 1996(14)
          (8)(xii) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February

                     1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and
                     May 1, 1997(15)
          (8)(xiii) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995,
                     May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997
                     and November 6,1997(10)
          (8)(xiv) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995,
                     May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997,
                     November 6, 1997 and May 1, 1998(12)
          (8)(xv) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated
                     February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and
                     March 1,1996(8)
          (8)(xvi) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995,
                     May 1, 1995, January 1, 1996, and March 1, 1996(14)
          (8)(xvii) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995,
                     May 1, 1995, January 1, 1996, March 1, 1996 and
                     May 1, 1997(16)
          (8)(xviii) Seventh Amendment dated as of May 1, 1998 to the Fund
                     Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995,
                     May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997
                     and January 20, 1998(10)
          (8)(xix) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995,
                     May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997,
                     January 20, 1998 and May 1, 1998(12)

          (8)(xx) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investment Institutional Operations Company dated as of November 1, 1995(17)
          (8)(xxi) Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investment Institutional Operations Company dated as of November 1, 1995(14)
          (8)(xxii) Service Contract between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company dated May 2, 1997(11)
          (8)(xxiii)  Fund Participation Agreement among Janus Aspen Series and
                     Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(18)
          (8)(xxiv) Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(11)
          (8)(xxv) Second Amendment dated December 1, 1999 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997 and amended on October 12, 1998(12)
          (8)(xxvi) Amendment dated as of August 1, 2000 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997, as amended on October 12, 1998 and December 1, 1999(19)
          (8)(xxvii) Service Agreement between Janus Capital Corporation and
                     Aetna Life Insurance and Annuity Company dated
                     December 8,1997(18)
          (8)(xxviii)First Amendment dated as of August 1, 2000 to Service
                     Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997(19)
          (8)(xxix) Distribution and Shareholder Services Agreement - Service Shares of Janus Aspen Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company(20)
          (8)(xxx) Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(20)
          (8)(xxxi) First Amendment dated December 1, 1999 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. dated March 11, 1997(12)
          (8)(xxxii) Service Agreement effective as of March 11, 1997 between
                     Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(20)
          (9)        Not Applicable
          (10)(i) Application for Group Variable Universal Life Insurance (Application for Group Policy) (70262-1997NYAPP)(5)
          (10)(ii)   Life Insurance Pre-APP (70272-97)(5)

          (10)(iii)  Group Life Insurance Application (70272-97(A)ZNY)(5)
          (10)(iv) Supplement (70268-97(5/98)) to Application for Variable Life Insurance(5)
          (11)       Issuance, Transfer and Redemption Procedures(21)

           2.   Opinion and Consent of Counsel
           3.   Not Applicable
           4.   Not Applicable
           5.   Not Applicable
           6.   Actuarial Opinion and Consent(22)
           7.   Consent of Independent Auditors - KPMG LLP
           8.   (a)    Powers of Attorney
                (b)    Certificate of Resolution Authorizing Signature by Power
                       of Attorney(22)
           9.   Not Applicable
          10.   Not Applicable
          11.   Code of Ethics for ALIAC dated August 2000
1. Incorporated by reference to Registration Statement on Form S-6 (File No. 333-89953), as filed on October 29, 1999.
2. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6 (File No. 33-76004), as filed on February 16, 1996.
3. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
4. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form S-6 (File No. 33-75248), as filed on July 29, 1997.
5. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6 (File No. 333-15817), as filed on April 16, 1998.
6. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6 (File No. 333-37448), as filed on April 14, 2000.
7. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.
8. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
9. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.
10. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
11. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
12. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
13. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
14. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
15. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
16. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.

17. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
18. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
19. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.
20. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.
21. Incorporated by reference to Registration Statement on Form S-6 (File No. 333-27337), as filed on May 16, 1997.
22. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
22. Incorporated by reference to Pre-Effective Amendment No 1 to Registration Statement on Form S-6 (File No. 333-89953), as filed on April 14, 2000.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Variable Life Account C of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form S-6 (File No. 333-89953) and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and the seal of the Depositor to be hereunto affixed and attested, all in the City of Hartford, and State of Connecticut, on this 29th day of December, 2000.

                                                VARIABLE LIFE ACCOUNT C OF
                                                AETNA LIFE INSURANCE AND
                                                ANNUITY COMPANY
                                                   (REGISTRANT)
(SEAL)

ATTEST: /s/Rose-Marie DeRensis
      ----------------------------
       Rose-Marie DeRensis
       Assistant Corporate Secretary

                                                By: AETNA LIFE INSURANCE AND
                                                    ANNUITY COMPANY
                                                              (DEPOSITOR)

                                                By:  Thomas J. McInerney*
                                                     --------------------------
                                                     Thomas J. McInerney
                                                     Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities indicated and on the dates indicated.

Signature                      Title                                  Date
---------                      -----                                  ----
Thomas J. McInerney*           Director and President              )
-------------------------
Thomas J. McInerney            (Principal Executive Officer)       )


-------------------------      Director                            ) December
Wayne R. Huneke                                                    )
                                                                   ) 29, 2000

Philip R. Lowery*                                                  )
-------------------------      Director                            )
Philip R. Lowery                                                   )


Robert C. Salipante*                                               )
-------------------------      Director                            )
Robert C. Salipante                                                )


Mark A. Tullis*                                                    )
-------------------------      Director                            )
Mark A. Tullis                                                     )


Mark W. Cunningham*                                                )
-------------------------      Chief Financial Officer             )
Mark W. Cunningham                                                 )

Deborah Koltenuk*                                                  )
-------------------------     Corporate Controller                 )
Deborah Koltenuk                                                   )

By:  /s/ Michael A. Pignatella
     Michael A. Pignatella
     *Attorney-in-Fact

                             VARIABLE LIFE ACCOUNT C
                                  EXHIBIT INDEX


EXHIBIT NO.   EXHIBIT

99-2          Opinion and Consent of Counsel
                                                                   ------------
99-7          Consent of Independent Auditors
                                                                   ------------
99-8(a)       Powers of Attorney
                                                                   ------------
99-11         Code of Ethics for ALIAC dated August 2000
                                                                   ------------